Financial Liabilities - Schedule of Conversion Component of Convertible Loans (Details) - $ / shares	4 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
private warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.48%
Underlying share price (in Dollars per share)			$ 5,820
Shayna Loan Agreements - Black Scholes on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.67%
Expected term (years)			0.25
Expected volatility			135.70%
Exercise price (in Dollars per share)			$ 135,000
Underlying share price (in Dollars per share)			$ 5,820
Lind Agreement - Black Scholes on Warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.52%
Expected term (years)			2.65
Expected volatility			154.39%
Exercise price (in Dollars per share)			$ 75,000
Underlying share price (in Dollars per share)			$ 5,820
2024 Accreditor Investors Loan - Conversion component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.75%
Expected term (years)			0.13
Expected volatility			145.74%
Underlying share price (in Dollars per share)			$ 5,820
March-November 2024 Notes - Black Scholes on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.65%
Expected term (years)			4.13
Expected volatility			154.81%
Exercise price (in Dollars per share)			$ 75,000
Underlying share price (in Dollars per share)			5,820
Claymore Convertible Loan - Black Scholes on Warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Underlying share price (in Dollars per share)			5,820
Claymore Convertible Loan - Black Scholes - Conversion Component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Underlying share price (in Dollars per share)			$ 5,820
Claymore Convertible Loan - Monte Carlo - Conversion Component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.48%
Underlying share price (in Dollars per share)			$ 5,820
JJ Astor Convertible Loan - Black Scholes on Warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected volatility			154.81%
Underlying share price (in Dollars per share)			$ 5,820
Julestar - Black Scholes on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected volatility			154.81%
Underlying share price (in Dollars per share)			$ 5,820
Canadian warrants - Black Scholes on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Exercise price (in Dollars per share)			$ 120,000
Claymore December 2024 and January 2025 [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.48%
Underlying share price (in Dollars per share)			$ 5,820
Make-Whole [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.47%
Expected term (years)			2
Expected volatility			147.45%
Underlying share price (in Dollars per share)			$ 5,820
ELOC [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.50%
Expected term (years)			0.91
Expected volatility			145.10%
Exercise price (in Dollars per share)			$ 7,400
Underlying share price (in Dollars per share)			$ 5,820
March-November 2024 Notes [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.75%
Expected term (years)			0.13
Expected volatility			145.74%
Exercise price (in Dollars per share)			$ 75,000
Underlying share price (in Dollars per share)			$ 5,820
Rodman & Renshaw August warrants 31.12.25 - Monte Carlo on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.52%
Expected term (years)			2.66
Expected volatility			154.32%
Underlying share price (in Dollars per share)			$ 5,820
Bottom of range [member] | private warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected term (years)			0.62
Expected volatility			135.88%
Exercise price (in Dollars per share)			$ 75,000
Bottom of range [member] | Claymore Convertible Loan - Black Scholes on Warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.471%
Expected term (years)			1.06
Expected volatility			144.30%
Exercise price (in Dollars per share)			$ 21,430
Bottom of range [member] | Claymore Convertible Loan - Black Scholes - Conversion Component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.50%
Expected term (years)			0.63
Expected volatility			136.07%
Exercise price (in Dollars per share)			$ 15,000
Bottom of range [member] | Claymore Convertible Loan - Monte Carlo - Conversion Component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected term (years)			1
Expected volatility			152.00%
Bottom of range [member] | JJ Astor Convertible Loan - Black Scholes on Warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.64%
Expected term (years)			4
Exercise price (in Dollars per share)			$ 37,050
Bottom of range [member] | Julestar - Black Scholes on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.649%
Expected term (years)			4.1
Exercise price (in Dollars per share)			$ 15,000
Bottom of range [member] | Canadian warrants - Black Scholes on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.48%
Expected term (years)			1.03
Expected volatility			149.93%
Underlying share price (in Dollars per share)			$ 5,820
Bottom of range [member] | Claymore December 2024 and January 2025 [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected term (years)			1
Expected volatility			151.86%
Exercise price (in Dollars per share)			$ 75,000
Bottom of range [member] | Seven Knots [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.47%
Expected term (years)			1
Expected volatility			146.13%
Exercise price (in Dollars per share)			$ 7,500
Underlying share price (in Dollars per share)			5,820
Bottom of range [member] | Make-Whole [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Exercise price (in Dollars per share)			15,000
Bottom of range [member] | Keystone [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate	3.41%
Expected term (years)	1
Expected volatility	143.89%
Exercise price (in Dollars per share)	$ 6,900
Underlying share price (in Dollars per share)	$ 5,820
Bottom of range [member] | JJ Astor Convertible Loan [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		3.67%
Expected term (years)		0.25
Expected volatility		135.39%
Underlying share price (in Dollars per share)		$ 5,820
Bottom of range [member] | Rodman & Renshaw August warrants 31.12.25 - Monte Carlo on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Exercise price (in Dollars per share)			$ 6,900
Top of range [member] | private warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected term (years)			0.63
Expected volatility			136.37%
Exercise price (in Dollars per share)			$ 172,500
Top of range [member] | Claymore Convertible Loan - Black Scholes on Warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.495%
Expected term (years)			2.31
Expected volatility			157.00%
Exercise price (in Dollars per share)			$ 75,000
Top of range [member] | Claymore Convertible Loan - Black Scholes - Conversion Component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.84%
Expected term (years)			5
Expected volatility			157.88%
Exercise price (in Dollars per share)			$ 75,000
Top of range [member] | Claymore Convertible Loan - Monte Carlo - Conversion Component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected term (years)			1.06
Expected volatility			156.00%
Top of range [member] | JJ Astor Convertible Loan - Black Scholes on Warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.68%
Expected term (years)			4.41
Exercise price (in Dollars per share)			$ 127,490
Top of range [member] | Julestar - Black Scholes on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.671%
Expected term (years)			4.35
Exercise price (in Dollars per share)			$ 28,500
Top of range [member] | Canadian warrants - Black Scholes on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.99%
Expected term (years)			1.5
Expected volatility			156.67%
Underlying share price (in Dollars per share)			$ 42,000
Top of range [member] | Claymore December 2024 and January 2025 [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected term (years)			1.06
Expected volatility			155.80%
Exercise price (in Dollars per share)			$ 643,200
Top of range [member] | Seven Knots [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate			3.90%
Expected term (years)			2
Expected volatility			159.66%
Exercise price (in Dollars per share)			$ 45,000
Underlying share price (in Dollars per share)			37,498
Top of range [member] | Make-Whole [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Exercise price (in Dollars per share)			43,200
Top of range [member] | Keystone [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate	3.59%
Expected term (years)	3
Expected volatility	159.89%
Exercise price (in Dollars per share)	$ 54,000
Underlying share price (in Dollars per share)	$ 32,848
Top of range [member] | JJ Astor Convertible Loan [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.05%
Expected term (years)		0.66
Expected volatility		168.21%
Underlying share price (in Dollars per share)		$ 35,848
Top of range [member] | Rodman & Renshaw August warrants 31.12.25 - Monte Carlo on warrants [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Exercise price (in Dollars per share)			$ 54,000